UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 	March 31, 2011

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          April __, 2011
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4227    48750 SH       Sole                    42110              6640
Abbott Labs Com                COM              002824100     3469    66405 SH       Sole                    64605              1800
Air Prods & Chems Inc Com      COM              009158106     4122    49765 SH       Sole                    44225              5540
Alcoa Inc Com                  COM              013817101     3373   278500 SH       Sole                   243700             34800
American Express Co Com        COM              025816109     3740    88975 SH       Sole                    75475             13500
Amgen Inc Com                  COM              031162100     3701    67160 SH       Sole                    58060              9100
Apple Inc Com                  COM              037833100     5465    19260 SH       Sole                    16755              2505
Archer Daniels Midland Com     COM              039483102     4499   140950 SH       Sole                   122350             18600
Automatic Data Process Com     COM              053015103     3719    88475 SH       Sole                    75500             12975
Becton Dickinson & Co Com      COM              075887109     3859    52080 SH       Sole                    44630              7450
Caterpillar Inc Del Com        COM              149123101     4001    50850 SH       Sole                    49150              1700
Chubb Corp  Com                COM              171232101     1721    30200 SH       Sole                    25900              4300
Cisco Sys Inc Com              COM              17275R102     3483   159050 SH       Sole                   136030             23020
Coca-Cola Co Com               COM              191216100      497     8500 SH       Sole                     8500
Corning Inc Com                COM              219350105     3178   173825 SH       Sole                   147525             26300
Costco Whsl Corp Com           COM              22160K105     4150    64350 SH       Sole                    55850              8500
Disney Walt Co Com             COM              254687106     3571   107880 SH       Sole                    94080             13800
Emerson Elec Co Com            COM              291011104     3491    66300 SH       Sole                    64500              1800
Exxon Mobil Corp Com           COM              30231G102     3823    61865 SH       Sole                    54015              7850
Fedex Corp Com                 COM              31428X106     3909    45725 SH       Sole                    39100              6625
General Dynamics Corp Com      COM              369550108     3361    53515 SH       Sole                    45715              7800
General Elec Co Com            COM              369604103     3247   199816 SH       Sole                   193025              6791
Google Inc Cl A                COM              38259P508     3920     7455 SH       Sole                     6390              1065
Home Depot Inc Com             COM              437076102     4125   130200 SH       Sole                   110500             19700
Illinois Tool Wks Inc Com      COM              452308109     4063    86400 SH       Sole                    75000             11400
Ingersoll-Rand PLC             COM              G47791101     3733   104550 SH       Sole                    91550             13000
Intel Corp Com                 COM              458140100     3501   182350 SH       Sole                   154900             27450
International Bus Mach Com     COM              459200101     4035    30080 SH       Sole                    25880              4200
International Paper Co Com     COM              460146103     2660   122300 SH       Sole                   118500              3800
JPMorgan Chase & Co Com        COM              46625H100     2856    75032 SH       Sole                    72410              2622
Johnson & Johnson Com          COM              478160104     3860    62300 SH       Sole                    53200              9100
Kimberly Clark Corp Com        COM              494368103     4235    65110 SH       Sole                    56885              8225
McDonalds Corp Com             COM              580135101     4435    59525 SH       Sole                    51425              8100
McGraw-Hill Cos Inc            COM              580645109     3761   113750 SH       Sole                    97350             16400
Microsoft Corp Com             COM              594918104     3428   139990 SH       Sole                   119190             20800
Morgan Stanley Com             COM              617446448     3169   128400 SH       Sole                   110150             18250
Nucor Corp Com                 COM              670346105     3180    83250 SH       Sole                    72150             11100
Oracle Corp Com                COM              68389X105      207     7700 SH       Sole                     7700
Pepsico Inc Com                COM              713448108     3636    54725 SH       Sole                    45875              8850
Pfizer Inc Com                 COM              717081103     4008   233450 SH       Sole                   202900             30550
Procter & Gamble Co Com        COM              742718109     3876    64632 SH       Sole                    55932              8700
Qualcomm Inc Com               COM              747525103     3730    82650 SH       Sole                    71350             11300
Schlumberger Ltd Com           COM              806857108     3099    50300 SH       Sole                    48675              1625
Staples Inc Com                COM              855030102     3413   163150 SH       Sole                   139450             23700
Stryker Corp Com               COM              863667101     3513    70190 SH       Sole                    60440              9750
Time Warner Inc Com            COM              887317303     3684   120196 SH       Sole                   102080             18116
US Bancorp DE Com              COM              902973304     3480   160949 SH       Sole                   139099             21850
Unilever NV NY                 COM              904784709     3453   115550 SH       Sole                   111850              3700
Union Pac Corp Com             COM              907818108     4217    51550 SH       Sole                    44350              7200
Valero Energy Corp Com         COM              91913Y100      543    31000 SH       Sole                    10000             21000
Verizon Communications Com     COM              92343V104     4418   135575 SH       Sole                   117875             17700
Visa Inc Com                   COM              92826C839     3682    49585 SH       Sole                    42905              6680
Wal-Mart Stores Inc Com        COM              931142103     3913    73120 SH       Sole                    63120             10000
Walgreen Co Com                COM              931422109     4176   124655 SH       Sole                   106555             18100